GRANTED PATENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Aug. 15, 2017
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ 4,458		$ 2,679	$ 0
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful live	15 years		15 years
Amortization expense	$ 4,458	$ 0	$ 2,679	0
Accumulated amortization	$ 4,458		$ 2,679	$ 0
Research, legal fees					$ 142,317